Condensed Schedule of Investments		Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 2,377,628	$ 2,203,401
Unrealized Depreciation on Open Contracts		(639,577)	(827,990)
Net unrealized appreciation (depreciation) on open contracts		$ 1,738,051	$ 1,375,411
% of Partners' Capital		3.74%	2.29%
U.S. Government Securities [Member]
Schedule of Investments [Line Items]
Investments, cost		$ 0	$ 12,989,784
Investments at fair value			$ 12,994,751
% of Partners' Capital			21.66%
Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		1,275,513	$ 1,069,028
Unrealized Depreciation on Open Contracts		(789,082)	(1,116,899)
Net unrealized appreciation (depreciation) on open contracts		$ 486,431	$ (47,871)
% of Partners' Capital		1.05%	(0.08%)
Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		1.70%	1.86%
Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		2.75%	1.78%
Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 1,273,423	$ 864,337
Unrealized Depreciation on Open Contracts		(187,625)	(385,917)
Commodity [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		897,185	370,551
Unrealized Depreciation on Open Contracts		$ (385,217)	$ (534,709)
Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		69	203
% of Partners' Capital		0.83%	0.89%
Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		177	187
% of Partners' Capital		1.94%	0.62%
Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 489,126	$ 696,575
Unrealized Depreciation on Open Contracts		(107,968)	(263,755)
Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		196,144	202,478
Unrealized Depreciation on Open Contracts		(3,001)	(55,806)
Currencies [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Notional Amount		40,275,705	40,436,437
Unrealized Appreciation on Open Contracts		378,328	698,477
Notional Amount		36,880,820	29,414,640
Unrealized Depreciation on Open Contracts		$ (403,865)	$ (582,190)
Currencies [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		0.87%	0.97%
Currencies [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		0.81%	1.16%
Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 418,935	$ 440,011
Unrealized Depreciation on Open Contracts		(340,983)	(122,512)
US Treasury Bills 0.41 [Member] | U.S. Government Securities [Member]
Schedule of Investments [Line Items]
Investments, cost			12,989,784
Investments at fair value			$ 12,994,751
% of Partners' Capital			21.66%
Long [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 1,366,022	$ 868,051
% of Partners' Capital		2.94%	1.45%
Long [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		332	932
Net unrealized appreciation (depreciation) on open contracts		$ 1,018,011	$ 112,637
% of Partners' Capital		2.19%	0.19%
Long [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		374	750
Net unrealized appreciation (depreciation) on open contracts		$ 379,994	$ 471,849
% of Partners' Capital		0.82%	0.79%
Long [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		115	80
Net unrealized appreciation (depreciation) on open contracts		$ 126,683	$ 61,938
% of Partners' Capital		0.27%	0.10%
Long [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		875	1,082
Net unrealized appreciation (depreciation) on open contracts		$ (158,666)	$ 221,627
% of Partners' Capital		(0.34%)	0.37%
Short [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 372,029	$ 507,360
% of Partners' Capital		0.80%	0.84%
Short [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		597	331
Net unrealized appreciation (depreciation) on open contracts		$ 67,787	$ 365,783
% of Partners' Capital		0.15%	0.61%
Short [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		38	40
Net unrealized appreciation (depreciation) on open contracts		$ 1,164	$ (39,029)
% of Partners' Capital		0.00%	(0.07%)
Short [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		101	157
Net unrealized appreciation (depreciation) on open contracts		$ 66,460	$ 84,734
% of Partners' Capital		0.14%	0.14%
Short [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		1,257	1,480
Net unrealized appreciation (depreciation) on open contracts		$ 236,618	$ 95,872
% of Partners' Capital		0.51%	0.16%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Investments, cost		$ 6,806,949	$ 15,490,450
Investments at fair value		7,762,120	$ 17,075,116
% of Partners' Capital			107.88%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund L.P. [Member]
Schedule of Investments [Line Items]
Investments, cost			$ 7,400,716
Investments at fair value			$ 8,039,156
% of Partners' Capital			50.79%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund L.P. [Member]
Schedule of Investments [Line Items]
Investments, cost			$ 8,089,734
Investments at fair value		$ 7,762,120	$ 9,035,960
% of Partners' Capital		75.80%	57.09%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			$ 1,051,049
Unrealized Depreciation on Open Contracts			(756,615)
Net unrealized appreciation (depreciation) on open contracts			$ 294,434
% of Partners' Capital			0.47%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			$ 665,811
Unrealized Depreciation on Open Contracts			(730,361)
Net unrealized appreciation (depreciation) on open contracts			$ (64,550)
% of Partners' Capital			(0.10%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 812,258
Unrealized Depreciation on Open Contracts		(775,086)
Net unrealized appreciation (depreciation) on open contracts		$ 37,172
% of Partners' Capital	[1]	0.08%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital			1.16%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[1]	1.61%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital			1.06%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[1]	1.69%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			$ 323,692
Unrealized Depreciation on Open Contracts			(226,494)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			58,919
Unrealized Depreciation on Open Contracts			$ (293,032)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts		$ 160,614
Unrealized Depreciation on Open Contracts		$ (129,671)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			68
% of Partners' Capital			0.47%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		25
% of Partners' Capital	[1]	0.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			26
% of Partners' Capital			0.09%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract		25
% of Partners' Capital	[1]	0.33%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			$ 348,618
Unrealized Depreciation on Open Contracts			(140,355)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			24,345
Unrealized Depreciation on Open Contracts			(144,708)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Notional Amount			42,090,719
Unrealized Appreciation on Open Contracts			606,892
Notional Amount			30,260,348
Unrealized Depreciation on Open Contracts			$ (437,329)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Notional Amount		$ 49,359,743
Unrealized Appreciation on Open Contracts		651,644
Notional Amount		47,615,664
Unrealized Depreciation on Open Contracts		$ (645,415)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital			0.69%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Depreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[1]	1.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
% of Partners' Capital			0.97%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member] | Total Unrealized Appreciation on Open Contracts [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital	[1]	1.36%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Unrealized Appreciation on Open Contracts			$ 354,394
Unrealized Depreciation on Open Contracts			(245,058)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts			$ 223,813
% of Partners' Capital			0.36%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			174
Net unrealized appreciation (depreciation) on open contracts			$ (15,541)
% of Partners' Capital			(0.02%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			472
Net unrealized appreciation (depreciation) on open contracts			$ 213,149
% of Partners' Capital			0.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			90
Net unrealized appreciation (depreciation) on open contracts			$ (77,975)
% of Partners' Capital			(0.12%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			1,230
Net unrealized appreciation (depreciation) on open contracts			$ 104,180
% of Partners' Capital			0.16%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts			$ 70,621
% of Partners' Capital			0.11%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Commodity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			239
Net unrealized appreciation (depreciation) on open contracts			$ 112,739
% of Partners' Capital			0.18%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Equity [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			100
Net unrealized appreciation (depreciation) on open contracts			$ (4,886)
% of Partners' Capital			(0.01%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Currencies [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			116
Net unrealized appreciation (depreciation) on open contracts			$ (42,388)
% of Partners' Capital			(0.07%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Interest Rates [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract			851
Net unrealized appreciation (depreciation) on open contracts			$ 5,156
% of Partners' Capital			0.01%

[1]	Calculated based on pre-liquidation partners' capital.